ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

	As of
	September 30,	March 31,	March 31,
	2025	2026	2026
	HKD	HKD	USD
At cost:
Accounts receivable, at cost	25,071,163	6,063,321	773,383
Less: allowance for expected credit losses	-	-	-
Accounts receivable, net	$25,071,163	$6,063,321	$773,383